7. Equity instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes Equity Instruments Financial Assets Held For Trading [Abstract]
Balance at beginning of year	R$ 2,029,470	R$ 766,333	R$ 489,770
Net additions (disposals)	(211,194)	1,267,243	277,462
Valuation adjustments		(4,106)	(899)
Balance at end of year	R$ 1,818,276	R$ 2,029,470	R$ 766,333